Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt:

($ amounts in thousands)

	June 30,	December 31,
	2013	2012
Senior credit facilities:
Senior secured term loan	$1,060,670	$1,052,363
Senior secured revolving credit facility	—	—
7.375% senior notes	490,000	490,000
	1,550,670	1,542,363
Less unamortized debt discount to senior secured term loan	(8,523)	—
Less current portion	(10,660)	(10,550)
Long-term debt	$1,531,487	$1,531,813

Senior Credit Facilities
In connection with the Merger, on September 28, 2012, we entered into a credit agreement (the "Credit Agreement") with a syndicate of banks, led by Bank of America, N.A., as Administrative Agent, Bank of America, N.A., Deutsche Bank Securities, Inc., Goldman Sachs Bank USA, Citigroup Global Markets, Inc., RBC Capital Markets LLC and BMO Capital Markets as Joint Lead Arrangers and Joint Lead Bookrunners, Deutsche Bank Securities, Inc. and Goldman Sachs Bank USA as Co-Syndication Agents, and Citigroup Global Markets Inc. and RBC Capital Markets LLC as Co-Documentation Agents, to provide Senior Credit Facilities comprised of a seven-year senior secured term loan in an initial aggregate principal amount of $1,055 million (the “Term Loan Facility”) and a five-year senior secured revolving credit facility in an initial amount of $150 million (the “Revolving Facility”). The proceeds of the Revolving Facility are available for general corporate purposes. There were no outstanding borrowings from the Revolving Facility as of June 30, 2013.

The Credit Agreement contains customary representations and warranties, as well as customary events of default, in certain cases subject to reasonable and customary periods to cure, including but not limited to: failure to make payments when due, breach of covenants, breach of representations and warranties, insolvency proceedings, certain judgments and any change of control. The Credit Agreement also contains various customary covenants that, in certain instances, restrict our ability to: (i) create liens on assets; (ii) incur additional indebtedness; (iii) engage in mergers or consolidations with or into other companies; (iv) engage in dispositions of assets, including entering into a sale and leaseback transaction; (v) pay dividends and distributions or repurchase capital stock; (vi) make investments, loans, guarantees or advances in or to other companies; (vii) change the nature of our business; (viii) repay or redeem certain junior indebtedness, (ix) engage in transactions with affiliates; and (x) enter into restrictive agreements. In addition, the Credit Agreement requires us to demonstrate compliance with a maximum senior secured first lien leverage ratio whenever amounts are outstanding under the revolving credit facility as of the last day of any quarterly testing period. All obligations under the Credit Agreement are guaranteed by our material domestic subsidiaries.

We are also obligated to pay a commitment fee based on the unused portion of the Revolving Facility. The Credit Agreement includes an accordion feature pursuant to which we may increase the amount available to be borrowed by up to an additional $250,000 thousand (or a greater amount if we meet certain specified financial ratios) under certain circumstances. Repayments of the proceeds of the term loan are due in quarterly installments over the term of the Credit Agreement. Amounts borrowed under the Revolving Facility are payable in full upon expiration of the Credit Agreement.

Refinancing of the Term Loan Facility
On February 6, 2013, the Company, Par Pharmaceutical, Inc., as co-borrower, Sky Growth Intermediate Holdings II Corporation (“Intermediate Holdings”), the subsidiary guarantor party thereto, Bank of America, as administrative agent, and the lenders and other parties thereto modified the Term Loan Facility (as amended, the “New Term Loan Facility”) by entering into Amendment No. 1 (“Amendment No. 1”) to the Credit Agreement.
Amendment No. 1 replaced the existing term loans with a new class of term loans in an aggregate principal amount of $1,066 million (the “New Term Loans”). Borrowings under the New Term Loan Facility bear interest at a rate per annum equal to an applicable margin plus, at the Company’s option, either LIBOR (which is subject to a 1.00% floor) or the base rate rate (which is subject to a 2.00% floor). The applicable margin for borrowings under the New Term Loans is 3.25% for LIBOR borrowings and 2.25% for base rate borrowings. Amendment No. 1 provides for a soft call option applicable to the New Term Loans. The soft call option provides for a premium equal to 1.00% of the amount of the outstanding principal if, on or prior to August 6, 2013, the Company enters into certain repricing transactions. The other terms applicable to the New Term Loans are substantially the same terms as the original term loans. We were in compliance with all applicable covenants as of June 30, 2013.
In connection with the transactions described herein, the Company paid a 1.00% soft call premium in an aggregate amount of approximately $10,500 thousand on the existing term loan in February 2013, a portion of which was capitalized as a discount to the New Term Loan Facility. In accordance with the applicable accounting guidance for debt modifications and extinguishments, approximately $5,923 thousand of the existing unamortized deferred financing costs and $1,412 thousand of the related $10,500 thousand soft call premium were written off in connection with this refinancing and included in the condensed consolidated statements of operations as a loss on debt extinguishment.

Repricing of the Revolving Facility
The Company and Par Pharmaceutical, Inc., as co-borrower, Intermediate Holdings, the subsidiary guarantor party thereto, Bank of America, as administrative agent, and the lenders and other parties thereto modified the Revolving Credit Facility by entering into Amendment No. 2 (“Amendment No. 2”), dated February 22, 2013, and Amendment No. 3 (“Amendment No. 3” and, together with Amendment No. 2, the “Revolver Amendments”), dated February 28, 2013, to the Credit Agreement.
The Revolver Amendments extend the scheduled maturity of the revolving credit commitments of certain existing lenders (the “Extending Lenders”) who have elected to do so, such extension to be effected by converting such amount of the existing revolving credit commitments of the Extending Lenders into a new tranche of revolving credit commitments (the “Extended Revolving Facility”). The Revolver Amendments also set forth the interest rate payable on borrowings outstanding under the Extended Revolving Facility, as described below. The aggregate commitments under the Extended Revolving Facility are $127.5 million and the aggregate commitments under the non-extended portion of the Revolving Facility are $22.5 million.
Borrowings under the Extended Revolving Facility bear interest at a rate per annum equal to an applicable margin plus, at the Company’s option, either LIBOR or the base rate. The initial applicable margin for borrowings under the Extended Revolving Facility is 3.25% for LIBOR borrowings and 2.25% for base rate borrowings. The Extended Revolving Facility will mature on December 28, 2017. Borrowings and repayments of loans under the Extended Revolving Facility and the non-extended portion of the Revolving Facility may be made on a non-pro rata basis with one another, and the commitments under the non-extended portion of the Revolving Facility may be terminated prior to the commitments under the Extended Revolving Credit Facility. The other terms applicable to the Extended Revolving Credit Facility are substantially identical to those of the Revolving Credit Facility.

7.375% Senior Notes
In connection with the Merger, on September 28, 2012, we issued $490,000 thousand aggregate principal amount of 7.375% senior notes due 2020 (the “Notes”). The Notes were issued pursuant to an indenture entered into as of the same date between the Company and Wells Fargo Bank, National Association, as trustee. Interest on the Notes is payable semi-annually on April 15 and October 15, commencing on April 15, 2013. The Notes mature on October 15, 2020.

We may redeem the Notes at our option, in whole or in part on one or more occasions, at any time on or after October 15, 2015, at specified redemption prices that vary by year, together with accrued and unpaid interest, if any, to the date of redemption. At any time prior to October 15, 2015, we may redeem up to 40% of the aggregate principal amount of the Notes with the net proceeds of certain equity offerings at a redemption price equal to the sum of (i) 107.375% of the aggregate principal amount thereof, plus (ii) accrued and unpaid interest, if any, to the redemption date. At any time prior to October 15, 2015, we may also redeem the Notes, in whole or in part on one or more occasions, at a price equal to 100% of the principal amount of the Notes, plus accrued and unpaid interest and a specified “make-whole premium.”

The Notes are guaranteed on a senior unsecured basis by our material existing direct and indirect wholly-owned domestic subsidiaries and, subject to certain exceptions, each of our future direct and indirect domestic subsidiaries that guarantees the Senior Credit Facilities or our other indebtedness or indebtedness of the guarantors will guarantee the Notes. Under certain circumstances, the subsidiary guarantors may be released from their guarantees without consent of the holders of Notes.

The Notes and the subsidiary guarantees will be our and the guarantors’ senior unsecured obligations and will (i) rank senior in right of payment to all of our and the subsidiary guarantors’ existing and future subordinated indebtedness; (ii) rank equally in right of payment with all of our and the subsidiary guarantors’ existing and future senior indebtedness; (iii) be effectively subordinated to any of our and the subsidiary guarantors’ existing and future secured debt, to the extent of the value of the assets securing such debt; and (iv) be structurally subordinated to all of the existing and future liabilities (including trade payables) of each of our subsidiaries that do not guarantee the Notes.

The indenture governing the Notes contains customary representations and warranties, as well as customary events of default, in certain cases subject to reasonable and customary periods to cure, including but not limited to: failure to make payments when due, breach of covenants, a payment default or acceleration equaling $40,000 thousand or more according to the terms of certain other indebtedness, failure to pay final judgments aggregating in excess of $40,000 thousand when due, insolvency proceedings, a required guarantee shall cease to remain in full force. The indenture also contains various customary covenants that, in certain instances, restrict our ability to: (i) pay dividends and distributions or repurchase capital stock; (ii) incur additional indebtedness; (iii) make investments, loans, guarantees or advances in or to other companies; (iv) engage in dispositions of assets, including entering into a sale and leaseback transaction; (v) engage in transactions with affiliates; (vi) create liens on assets; (vii) redeem or repay certain subordinated indebtedness, (viii) engage in mergers or consolidations with or into other companies; and (ix) change the nature of our business. The covenants are subject to a number of exceptions and qualifications. Certain of these covenants will be suspended during any period of time that (1) the Notes have Investment Grade Ratings (as defined in the indenture) from both Moody’s Investors Service, Inc. and Standard & Poor’s, and (2) no default has occurred and is continuing under the indenture. In the event that the Notes are downgraded to below an Investment Grade Rating, the Company and certain subsidiaries will again be subject to the suspended covenants with respect to future events. We were in compliance with all covenants as of June 30, 2013.
Par Pharmaceutical Companies, Inc., the parent company, is the sole issuer of the Notes.  The Notes are guaranteed on a senior unsecured basis by Par Pharmaceutical Companies, Inc.'s material direct and indirect wholly-owned domestic subsidiaries.  The guarantees are full and unconditional and joint and several.  Par Pharmaceutical Companies, Inc. has no independent assets or operations.  Each of the subsidiary guarantors is 100% owned by Par Pharmaceutical Companies, Inc. and all non-guarantor subsidiaries of Par Pharmaceutical Companies, Inc. are minor subsidiaries.
Debt Maturities as of June 30, 2013

($ amounts in thousands)

2013	$5,330
2014	10,660
2015	10,660
2016	10,660
2017	10,660
2018	10,660
2019	1,002,040
2020	490,000
Total debt at June 30, 2013	$1,550,670

Debt:

($ amounts in thousands)

	December 31, 2012	December 31, 2011
	(Successor)	(Predecessor)
Pre-merger term loan facility	$—	$345,625
Senior credit facilities:
Senior secured term loan	1,052,363	—
Senior secured revolving credit facility	—	—
7.375% senior notes	490,000	—
	1,542,363	345,625
Less current portion	(10,550)	(21,875)
Long-term debt	$1,531,813	$323,750

Pre-Merger Term Loan Facility
In connection with the Anchen Acquisition we entered into a credit agreement with a syndicate of banks to provide senior credit facilities comprised of a term loan facility in an initial aggregate principal amount of $350,000 thousand and a revolving credit facility in an initial amount of $100,000 thousand. Amounts outstanding under the term loan facility were repaid and extinguished as defined in US GAAP in connection with the Merger and the credit agreement was terminated at that time.

Senior Credit Facilities
On September 28, 2012, we entered into a credit agreement (the "Credit Agreement") with a syndicate of banks, led by Bank of America, N.A., as Administrative Agent, Bank of America, N.A., Deutsche Bank Securities, Inc., Goldman Sachs Bank USA, Citigroup Global Markets, Inc., RBC Capital Markets LLC and BMO Capital Markets as Joint Lead Arrangers and Joint Lead Bookrunners, Deutsche Bank Securities, Inc. and Goldman Sachs Bank USA as Co-Syndication Agents, and Citigroup Global Markets Inc. and RBC Capital Markets LLC as Co-Documentation Agents, to provide Senior Credit Facilities comprised of a seven-year senior secured term loan in an initial aggregate principal amount of $1,055 million (the “Term Loan Facility”) and a five-year senior secured revolving credit facility in an initial amount of $150 million (the “Revolving Facility”). The proceeds of the Revolving Facility were available for general corporate purposes.

The Credit Agreement contained customary representations and warranties, as well as customary events of default, in certain cases subject to reasonable and customary periods to cure, including but not limited to: failure to make payments when due, breach of covenants, breach of representations and warranties, insolvency proceedings, certain judgments and any change of control. The Credit Agreement also contains various customary covenants that, in certain instances, restrict our ability to: (i) create liens on assets; (ii) incur additional indebtedness; (iii) engage in mergers or consolidations with or into other companies; (iv) engage in dispositions of assets, including entering into a sale and leaseback transaction; (v) pay dividends and distributions or repurchase capital stock; (vi) make investments, loans, guarantees or advances in or to other companies; (vii) change the nature of our business; (viii) repay or redeem certain junior indebtedness, (ix) engage in transactions with affiliates; and (x) enter into restrictive agreements. In addition, the Credit Agreement required us to demonstrate compliance with a maximum senior secured first lien leverage ratio whenever amounts are outstanding under the revolving credit facility as of the last day of any quarterly testing period. All obligations under the Credit Agreement were guaranteed by our material domestic subsidiaries. We were in compliance with all applicable covenants as of December 31, 2012.

The interest rates payable under the Credit Agreement were based on defined published rates, subject to a minimum LIBOR rate of 1.25% in the case of Eurocurrency rate loans, plus an applicable margin. During 2012, the effective interest rate on the term loan was 5.0%. We were also obligated to pay a commitment fee based on the unused portion of the revolving credit facility. The Credit Agreement includes an accordion feature pursuant to which we could be able to increase the amount available to be borrowed by up to an additional $250,000 thousand (or a greater amount if we meet certain specified financial ratios) under certain circumstances. Repayments of the proceeds of the term loan were due in quarterly installments over the term of the Credit Agreement. Amounts borrowed under the revolving credit facility would be payable in full upon expiration of the Credit Agreement. Based on the variable interest rate associated with the term loan facility, its carrying value approximated its fair value at December 31, 2012. Refer to Note 20, “Subsequent Events” below for a description of a refinancing and repricing of the Senior Credit Facilities completed in February 2013.

7.375% Senior Notes
On September 28, 2012, we issued $490,000 thousand aggregate principal amount of 7.375% senior notes due 2020 (the “Notes”). The Notes were issued pursuant to an indenture entered into as of the same date between Par and Wells Fargo Bank, National Association, as trustee. Interest on the Notes is payable semi-annually on April 15 and October 15, commencing on April 15, 2013. The Notes mature on October 15, 2020.

We may redeem the Notes at our option, in whole or in part on one or more occasions, at any time on or after October 15, 2015, at specified redemption prices that vary by year, together with accrued and unpaid interest, if any, to the date of redemption. At any time prior to October 15, 2015, we may redeem up to 40% of the aggregate principal amount of the Notes with the net proceeds of certain equity offerings at a redemption price equal to the sum of (i) 107.375% of the aggregate principal amount thereof, plus (ii) accrued and unpaid interest, if any, to the redemption date. At any time prior to October 15, 2015, we may also redeem the Notes, in whole or in part on one or more occasions, at a price equal to 100% of the principal amount of the Notes, plus accrued and unpaid interest and a specified “make-whole premium.”

The Notes are guaranteed on a senior unsecured basis by our material existing direct and indirect wholly-owned domestic subsidiaries and, subject to certain exceptions, each of our future direct and indirect domestic subsidiaries that guarantees the Senior Credit Facilities or our other indebtedness or indebtedness of the guarantors will guarantee the Notes. Under certain circumstances, the subsidiary guarantors may be released from their guarantees without consent of the holders of Notes.

The Notes and the subsidiary guarantees will be our and the guarantors’ senior unsecured obligations and will (i) rank senior in right of payment to all of our and the subsidiary guarantors’ existing and future subordinated indebtedness; (ii) rank equally in right of payment with all of our and the subsidiary guarantors’ existing and future senior indebtedness; (iii) be effectively subordinated to any of our and the subsidiary guarantors’ existing and future secured debt, to the extent of the value of the assets securing such debt; and (iv) be structurally subordinated to all of the existing and future liabilities (including trade payables) of each of our subsidiaries that do not guarantee the Notes.

The indenture governing the Notes contains customary representations and warranties, as well as customary events of default, in certain cases subject to reasonable and customary periods to cure, including but not limited to: failure to make payments when due, breach of covenants, a payment default or acceleration equaling $40,000 thousand or more according to the terms of certain other indebtedness, failure to pay final judgments aggregating in excess of $40,000 thousand when due, insolvency proceedings, a required guarantee shall cease to remain in full force. The Credit Agreement also contains various customary covenants that, in certain instances, restrict our ability to: (i) pay dividends and distributions or repurchase capital stock; (ii) incur additional indebtedness; (iii) make investments, loans, guarantees or advances in or to other companies; (iv) engage in dispositions of assets, including entering into a sale and leaseback transaction; (v) engage in transactions with affiliates; (vi) create liens on assets; (vii) redeem or repay certain subordinated indebtedness, (viii) engage in mergers or consolidations with or into other companies; and (ix) change the nature of our business. The covenants are subject to a number of exceptions and qualifications. Certain of these covenants will be suspended during any period of time that (1) the Notes have Investment Grade Ratings (as defined in the indenture) from both Moody’s Investors Service, Inc. and Standard & Poor’s, and (2) no default has occurred and is continuing under the indenture. In the event that the Notes are downgraded to below an Investment Grade Rating, Par and certain subsidiaries will again be subject to the suspended covenants with respect to future events. We were in compliance with all covenants as of December 31, 2012.

During the period from September 29, 2012 to December 31, 2012(Successor), we incurred interest expense of $25,985 thousand, and during the period from January 1, 2012 to September 28, 2012(Predecessor), we incurred interest expense of $9,159 thousand. We incurred interest expense of $2,676 thousand in 2011 (Predecessor) and $2,905 thousand in 2010 (Predecessor).

Debt Maturities as of December 31, 2012	($ amounts in thousands)
2013	$10,550
2014	10,550
2015	10,550
2016	10,550
2017	10,550
2018	10,550
2019	989,063
2020	490,000
Total debt at December 31, 2012	$1,542,363

The fair value of the senior secured credit term loan was estimated to approximate its carrying values at December 31, 2012. The fair value of the Notes was estimated to be approximately $484,488 thousand at December 31, 2012.